Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31, 2023	As of December 31, 2022

Accrued expenses (i)	$80,018	$85,358
Accrued payroll	948,371	769,054
Estimated warranty liabilities (ii)	65,073	78,434
Intercourse funds payable (iii)	196,479	60,190
Total accrued expenses and other payables	$1,289,941	$993,036

(i)	Accrued expenses
The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting
fees,
and
other miscellaneous office related expenses.

(ii)	Estimated warranty liabilities